Stock Based Compensation (Details Narrative) - USD ($)																														1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 15, 2025	Jan. 09, 2025	Jan. 02, 2025	Aug. 03, 2024	Aug. 03, 2024	Jun. 28, 2024	Jun. 24, 2024	Feb. 27, 2024	Jan. 15, 2024	Jan. 15, 2024	Dec. 13, 2023	Dec. 11, 2023	Nov. 30, 2023	Nov. 29, 2023	Oct. 31, 2023	Oct. 30, 2023	Sep. 29, 2023	Jul. 28, 2023	Jul. 03, 2023	Jul. 03, 2023	Jun. 28, 2023	Jun. 05, 2023	May 26, 2023	Apr. 04, 2023	Mar. 08, 2023	Feb. 20, 2023	Feb. 01, 2023	Nov. 08, 2022	Nov. 08, 2022	Jun. 20, 2025	Mar. 19, 2025	Jun. 28, 2024	Jun. 24, 2024	Feb. 27, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 22, 2024	Aug. 05, 2024	Jun. 18, 2024	Jun. 17, 2024	Feb. 23, 2023
Stock Based Compensation
Option value									$ 632,214	$ 632,214
Vesting description																																							Fifty percent of the option shall vest and become exercisable on October 1, 2023 and the remaining fifty percent shall vest and become exercisable on April 1, 2024. The option will expire five years after the date of grant
Stock options exercised for cashless				12,500	12,500																																200,000	716,356	716,356
Expected term									5 years	5 years
Volatility									93.00%	93.00%
Discount rate									3.84%	3.84%
Dividend									$ 0	$ 0
Closing stock price																																			$ 3.65		$ 3.65
Common stock, shares issued				6,422	6,422			1,857																										1,857	19,373,222		19,373,222		19,235,631	18,872,022	5,000	13,333	704	3,333
Stock based compensation expense																																			$ 19,641	$ 133,361	$ 99,596	$ 1,040,625	$ 1,088,923	$ 33,782
Stock issued for cashless exercise of stock options								3,750																			50,000							3,750
Option Exercise Price				$ 2	$ 2	$ 1.35		$ 1.35																								$ 1.35		$ 1.35
Weighted average price				$ 4.1135	$ 4.1135	3.273	$ 3.3	$ 4.615																								3.273	$ 3.3	$ 4.615
Granted Restricted share units										10,000
Restricted common stock value									$ 43,500	$ 43,500
Expenses on restricted shares																																					$ 57,857
Granted non qualified stock options							320,000	20,000		200,000																							320,000	20,000			200,000
Exercisable price per share									$ 4.4	$ 4.4
Minimum [Member]
Stock Based Compensation
Option Exercise Price						1.35															$ 1.05											1.35
Market price per share							$ 1.35						$ 1.25																				$ 1.35												$ 2.1
Maximum [Member]
Stock Based Compensation
Option Exercise Price						$ 3.05															$ 1.45											$ 3.05
Market price per share							$ 2.25						$ 1.65																				2.25												$ 2.15
2017 Plan [Member]
Stock Based Compensation
Option value		$ 40,071	$ 77,926																					$ 59,690	$ 30,933
Stock issued for conversion of convertible notes, shares																			2,815,692	2,815,692
Stock issued																																			1,253,261		1,253,261		1,148,261
Expected term		5 years	3 years																					2 years 10 months 24 days	2 years 10 months 24 days
Volatility		92.00%	87.00%																					98.00%	98.00%
Discount rate		4.46%	4.29%																					3.60%	4.71%
Dividend		$ 0	$ 0																					$ 0	$ 0
Option to purchase share		20,000	50,000																					50,000	25,000
Option Exercise Price		$ 2.8	$ 2.55																					$ 1.95	$ 2
Additional common stock shares to be issued																			955,000	955,000
Senior Vice President and Chief Technology Officer [Member]
Stock Based Compensation
Exercise price																														$ 0.95
Stock issued during period, shares, share-based payment, exercise of stock options																														63,796
Purchase shares of common stock																														100,000
Weighted-average share price at date of option exercise																														$ 2.624
Cheif Executive Officer [Member]
Stock Based Compensation
Recorded expense																																					$ 0	364,000	$ 402,666	$ 486,667
Common stock purchase																															$ 5,000,000
Stock issued for conversion of convertible notes, shares																												600,000	600,000
Exercise price																														$ 0.95			$ 1.35
Stock issued during period, shares, share-based payment, exercise of stock options																														63,796
Purchase shares of common stock																														100,000
Stock issued for services, amount																												$ 960,000	$ 960,000
Common stock, shares issued							177,291								1,699		1,111	1,601									22,000						177,291
Stock issued for cashless exercise of stock options															3,292		3,292	3,292									50,000					100,000	300,000
Option Exercise Price															$ 1												$ 1.4
Market price per share																											$ 2.5
Weighted average price															$ 2.03			$ 1.66
Board Of Directors [Member]
Stock Based Compensation
Option value																							$ 30,527
Expected term																							2 years 10 months 17 days
Volatility																							97.00%
Discount rate																							4.23%
Dividend																							$ 0
Stock issued for cashless exercise of stock options						3,000					441		1,880	612		612	612															3,000
Option to purchase share						5,106					612		3,750	400		290	207						25,000									5,106
Option Exercise Price											$ 1.25			$ 1.65		$ 1							$ 2.05
Additional common stock shares to be issued						100,000													955,000	955,000												100,000
Weighted average price											$ 4.47		$ 4.88	$ 4.76		$ 1.9
Director [Member]
Stock Based Compensation
Common stock, shares issued						8,813						934	828		634		422	608			375						31,000					8,813
Stock issued for cashless exercise of stock options						15,000						1,250	1,250		1,250		1,250	1,250			1,250											15,000
Option Exercise Price												$ 1.25	$ 1.65				$ 1.3				$ 1.05						$ 0.95
Market price per share																					$ 1.5						$ 2.5
Weighted average price												$ 4.95
Vice President And Chief Technology Officer [Member]
Stock Based Compensation
Common stock, shares issued						9,282						2,056	1,821		1,395		928	1,338			825	326				3,572						9,282
Stock issued for cashless exercise of stock options						60,000	134,573					2,750	2,750		2,750		2,750	2,750			2,750	1,375				10,000						60,000	134,573
Option Exercise Price													$ 1.65					$ 0.85			$ 1.05	$ 1.45				$ 1.35
Market price per share																					$ 1.5	$ 1.9				$ 2.1
Weighted average price																	$ 1.96
Restricted Stock Units (RSUs) [Member]
Stock Based Compensation
Vesting description																																					The RSUs will vest one year from the date of grant on January 15, 2025. Once vested, each RSU represents the right to receive one share of the Company’s common stock		The RSUs will vest one year from the date of grant on January 15, 2025. Once vested, each RSU represents the right to receive one share of the Company’s common stock.
Granted Restricted share units									10,000
Restricted common stock value									$ 43,500	$ 43,500
Expenses on restricted shares																																					$ 1,668	$ 30,867
Restricted Stock Units (RSUs) [Member] | 2017 Plan [Member]
Stock Based Compensation
Share-based compensation arrangement, RSUs issued in period	10,000
Share-based Compensation Arrangement, RSUs Vested in Period	10,000